Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 1,384,256	$ 332,572	$ 2,212,882	$ 771,434	$ 1,555,038	$ 3,858,771
Loss from operations	(1,384,256)	(332,572)	(2,212,882)	(771,434)	(1,555,038)	(3,858,771)
Other income:
Change in fair value of warrant liabilities	(2,936,250)	4,506,250	(5,546,250)	10,841,250	11,881,250	8,680,000
Change in fair value of forward purchase agreement	(1,500,000)		(1,500,000)
Interest expense – promissory note	(4,890)		(4,890)
Interest earned on cash and investments held in Trust Account	413,943	336,731	2,613,825	362,360
Interest earned on Marketable securities held in Trust Account					3,945,497	23,634
Total other (expense) income	(4,027,197)	4,842,981	(4,437,315)	11,203,610	15,826,747	8,703,634
(Loss) income before provision for income taxes	(5,411,453)	4,510,409	(6,650,197)	10,432,176	14,271,707	4,844,863
Benefit from (provision for) income taxes	32,289	(21,720)	(423,659)	(21,720)	(750,410)
Net (loss) income	$ (5,379,164)	$ 4,488,689	$ (7,073,856)	$ 10,410,456	$ 13,521,299	$ 4,844,863
Class A Common Stock
Other income:
Weighted average shares outstanding (in Shares)	4,445,813	28,750,000	12,771,004	28,750,000	28,750,000	23,866,438
Basic and diluted net (loss) income per share (in Dollars per share)	$ (0.46)	$ 0.12	$ (0.35)	$ 0.29	$ 0.38	$ 0.16
Diluted Weighted average shares outstanding (in Shares)	4,445,813	28,750,000	12,771,004	28,750,000
Diluted net income per share (in Dollars per share)	$ (0.46)	$ 0.12	$ (0.35)	$ 0.29	$ 0.38	$ 0.16
Class B Common Stock
Other income:
Weighted average shares outstanding (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,025,685
Basic and diluted net (loss) income per share (in Dollars per share)	$ (0.46)	$ 0.12	$ (0.35)	$ 0.29	$ 0.38	$ 0.16
Diluted Weighted average shares outstanding (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Diluted net income per share (in Dollars per share)	$ (0.46)	$ 0.12	$ (0.35)	$ 0.29	$ 0.38	$ 0.16